Organization and Business Description	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

YS Biopharma Co., Ltd (“YS Biopharma”), formerly known as Yisheng Bio Co., Ltd (with the name changed March 16, 2023), was incorporated under the laws of the Cayman Islands as an exempted company with limited liability in November 2020. It owns four companies and their subsidiaries that were incorporated in the Cayman Islands, United States of America (“US”), Singapore, Hong Kong and the People’s Republic of China (“China” or the “PRC”) (collectively, the “Company” or “YS Group”). YS Group is principally engaged in the research, development, manufacturing and sale of vaccines and therapeutic biologics. It developed a PIKA immunomodulating technology platform and a series of product candidates targeting rabies, hepatitis B, influenza and other indications. It is also conducting the production and sale of YSJA™ (依生君安™) rabies vaccine, the first aluminum-free lyophilized rabies vaccine launched in China.

Business Reorganization

Prior to the business reorganization completed in February 2021, YS Group conducted its business under Yisheng Biopharma Co., Ltd (“Yisheng Biopharma”), a Cayman Islands company established in April 2010, as an offshore holding company used by its shareholders to hold and control its business operation. Before or after the reorganization, both YS Biopharma and Yisheng Biopharma are controlled by the same major shareholder, Yi Zhang, founder and chairman of YS Group and Yisheng Biopharma.

In February 2021, YS Group’s business and technology segments were separated and spun-off from the parent company of Yisheng Biopharma Co., Ltd. by a series of corporate and business restructurings. In connection with such restructurings, YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”) and Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”) were established under the laws of Hong Kong in December 2020 and the PRC in February 2021, respectively. In January 2021 and February 2021, Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”) and Beijing Yisheng became wholly-owned subsidiaries of HK Yisheng in December 2020, YS Biopharma issued shares and entered into shareholders agreement with the then shareholders of Yisheng Biopharma to substantially mirror their respective interests in Yisheng Biopharma to YS Biopharma. In January 2021, YS Biopharma acquired all the equity interests of Yisheng US Biopharma Inc. (“US Yisheng”) and Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”) from Yisheng Biopharma, both of which became wholly-owned subsidiaries of YS Biopharma. In February 2021, Beijing Yisheng acquired all the relevant assets and business from a Beijing subsidiary of Yisheng Biopharma. The restructuring was completed in February 2021. After the reorganization, there is no equity relationship, no business activities and no business relevance or competition between Yisheng Biopharma and YS Biopharma, and both are controlled by the same shareholder, Yi Zhang.

After the reorganization completed in February 2021, YS Group’s legal entity structure was as follows:

Business Combination

On August 15, 2022, Oceanview Bioscience Acquisition Co., Ltd. (“Oceanview Bioscience”) and Hudson Biomedical Group Co., Ltd. (“Hudson Biomedical”) were incorporated under the laws of Cayman Islands as exempted companies with limited liability. The companies were incorporated for the purpose of effecting a merger with Summit Healthcare Acquisition Corp, a Special Purpose Acquisition Company (“SPAC”). YS Group’s legal entity structure was as follows:

On September 29, 2022, YS Biopharma entered into the Business Combination Agreement with Summit Healthcare Acquisition Corp (“Summit”), Oceanview Bioscience Acquisition Co., Ltd., (“Merger Sub I”) and Hudson Biomedical Group Co., Ltd., (“Merger Sub II”). The Business Combination Agreement provides for (1) the merger of Merger Sub I with and into Summit (the “First Merger”), with Summit surviving the First Merger as the surviving entity (the “Surviving Entity”) and becoming a wholly-owned subsidiary of YS Biopharma, and (2) the merger of the Surviving Entity with and into Merger Sub II (the “Second Merger,” and together with the First Merger, the “Mergers,” together with other transactions contemplated by the Business Combination Agreement, the “Business Combination”), with Merger Sub II surviving the Second Merger as the surviving company (the “Surviving Company”) and remaining as a wholly-owned subsidiary of YS Biopharma.

In accordance with the Business Combination Agreement, on the date of closing of the Mergers (“First Merger and Second Merger”), (1) each YS Biopharma’s preferred share was converted into one pre-consolidation Ordinary Share; (2) every four of the pre-consolidation Ordinary Shares and every four pre-consolidation options of YS Biopharma was consolidated into one Ordinary Share and one option of YS Biopharma, respectively, subject to rounding up to the nearest whole number of Ordinary Shares.

On March 16, 2023 (the “Closing Date”), YS Biopharma announced the completion of its business combination with Summit pursuant to the above Business Combination Agreement. YS Group’s current legal entity structure is as follows:

As of March 31, 2023, YS Group consists of the following legal entities:

Legal Entity	Nature of Operations	Date of Incorporation	Place of Incorporation
YS Biopharma Co., Ltd. (“YS Biopharma”)***	Holding Company	November 16, 2020	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”)	Holding Company	December 28, 2020	Hong Kong
Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”)**	Research and development of vaccines and therapeutic biologics	November 28, 2009	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”)	Research of vaccines and therapeutic biologics	September 29, 2009	US
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”)*	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	May 26, 1994	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”)	Research and development of vaccines and therapeutic biologics	February 4, 2021	PRC
Hudson Biomedical Group Co., Ltd.	Purpose of effecting a merger	August 15, 2022	Cayman Islands

*	Liaoning Yisheng was incorporated May 26, 1994, and acquired by YS Group in fiscal 2005.

**	Singapore Yisheng was incorporated November 28, 2009, and acquired by YS Group in fiscal 2011

***	YS Biopharma, formerly known as Yisheng Bio Co., Ltd with the name changed on March 16, 2023.